Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 24,264	$ 17,665	$ 21,986
Restricted Cash		360
Short-term bank deposits		3,054	31,164
Other current assets	284	1,070	1,697
Total current assets	24,548	22,149	54,847
Non-current assets:
Restricted bank deposits			362
Long-term prepaid expenses			182
Funds in respect of employee rights upon retirement	98	368	415
Property, plant and equipment, net		6,601	6,847
Operating lease right-of-use assets		541	2,008
Total non-current assets	98	7,510	9,814
Total assets	24,646	29,659	64,661
Accounts payable and accruals:
Accrued expenses	3,042	2,925	3,611
Other current liabilities	1,541	2,434
Accounts payable	718	808	4,331
Other		5,359	4,408
Deferred revenue			658
Current maturity of operating leases liability		564	529
Total current liabilities	5,301	6,731	9,926
Non-current liabilities:
Liability for employee rights upon retirement	108	477	546
Operating lease liability			1,823
Other non-current liability			188
Total non-current liabilities	108	477	2,557
Commitments (Note 8)
Total liabilities	5,409	7,208	12,483
Ordinary shares subject to possible redemption, as of December 31, 2022 and December 31, 2021, zero and 615,366 shares, respectively, at redemption value (Note 9)			1,598
Shareholders’ equity:
Ordinary shares, NIS 0.01 par value; 200,000,000 Authorized as of June 30, 2023 and December 31, 2022; 70,500,117 and 69,750,117 shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively.	175	174	171
Additional paid in capital	316,952	316,654	309,355
Warrants			3,127
Accumulated deficit	(297,890)	(294,377)	(262,073)
Total equity	19,237	22,451	50,580
Total liabilities and equity	$ 24,646	$ 29,659	$ 64,661